Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a.The Company's operations are conducted in part by its subsidiaries, which receive services from Teekay's wholly-owned subsidiary, Teekay Shipping Ltd. (or the Manager) and its affiliates. The Manager provides various services under a long-term management agreement (or the Management Agreement). Commencing October 1, 2018, the Company elected to receive vessel management services for its owned and leased vessels (other than certain former Tanker Investments Ltd. (or TIL) vessels, which are technically managed by a third party) from its wholly-owned subsidiaries and no longer contracts these services from the Manager. Prior to this date, the Manager was required to provide these services to the Company, which it did by subcontracting such services from the Company's subsidiary Teekay Tanker Operations Ltd. (or TTOL) and its affiliates.
b. Amounts received and (paid) by the Company for related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Vessel operating expenses - technical management fee (i)	(992)	(1,202)	(10,400)
Strategic and administrative service fees (ii)	(30,775)	(31,422)	(32,918)
Secondment fees (iii)	(402)	(185)	(679)
LNG service revenues (iv)	—	1,979	1,689
Technical management fee recoveries (v)	677	765	13,811
Service revenues (vi)	22	320	1,019

i.The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). Commencing October 1, 2018, the Company elected to receive ship management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager. The Company continues to pay third party technical management fees to the Manager in relation to certain former TIL vessels.
ii.The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
iii.The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).
iv.In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., has a 30% interest. The sub-contract was terminated in April 2019.
v.The Company receives reimbursements from Teekay, for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss). Commencing October 1, 2018, the Company elected to receive technical management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.
vi.The Company recorded service revenues relating to TTOL's administration of certain revenue sharing agreements and provision of certain commercial services to the counterparties in the agreements. Commencing October 1, 2018, the Company elected to receive certain commercial services from its wholly-owned subsidiaries and no longer subcontract these services from the Manager.

c.The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company's consolidated balance sheets in "due from affiliates" or "due to affiliates", as applicable, are without interest or stated terms of repayment. In addition, $10.6 million and $7.9 million were payable as crewing and manning costs as at December 31, 2020 and 2019, respectively, and such amounts are included in accrued liabilities on the Company's consolidated balance sheets. These crewing and manning costs will be payable as reimbursement to the Manager once they are paid by the Manager to the vessels' crew.
d.The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $25.60 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2020, 2019 and 2018. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.
e.Prior to 2019, pursuant to certain RSAs, TTOL provided management services in relation to the RSAs in exchange for a fee consisting of a fixed component based on the period of management and a variable component based on the vessel's monthly earnings. Voyage revenues and voyage expenses of all vessels which operated under these RSAs were shared based on the actual earning days each vessel was available and the relative performance capabilities of each vessel.

f.In October 2018, the Company established a new RSA structure under TTCL and subsequently began transitioning the Company's RSA activities from TTOL to TTCL. Pursuant to a service agreement with the Teekay Aframax RSA prior to the change in structure, from time to time, the Company hired vessels to perform full service lightering services. During 2019 and 2018, the Company recognized $8.8 million and $28.4 million, respectively, related to vessels that were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's consolidated statements of income (loss).